Consolidated Statements Of Cash Flows (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Cash Flows [Abstract]
Payments of Ordinary Dividends, noncontrolling interest	$ 0	$ 0	$ 8,222